As filed with the Securities and Exchange Commission on May 27, 2009

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in the Declaration of Trust)

Eleven Madison Avenue

New York, New York 10010

(Address of Principal Executive Offices)

Telephone Number: (212) 325-2000

(Area Code and Telephone Number)

J. Kevin Gao, Esq.

Credit Suisse Trust

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective June 26, 2009, pursuant to Rule 488 under the Securities Act of 1933.

CREDIT SUISSE TRUST

U.S. Equity Flex II Portfolio

U.S. Equity Flex III Portfolio

U.S. Equity Flex IV Portfolio

YOUR VOTE IS IMPORTANT

Dear Beneficial Owner:

Shares of Credit Suisse Trust — U.S. Equity Flex II Portfolio (the “Flex II Portfolio”), Credit Suisse Trust — U.S. Equity Flex III Portfolio (the “Flex III Portfolio”) and/or Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the “Flex IV Portfolio” and together with the Flex II Portfolio and the Flex III Portfolio, the “Acquired Portfolios” and each, an “Acquired Portfolio”), each a series of Credit Suisse Trust, a Massachusetts business trust (the “Trust”), have been purchased at your direction by certain insurance companies (“Participating Insurance Companies”) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans.  The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts, have been asked to approve an Agreement and Plan of Reorganization with respect to each Acquired Portfolio (each, an “Agreement” and together, the “Agreements”) whereby the Acquired Portfolio will be combined with and into Credit Suisse Trust — U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”), also a series of the Trust, (the Acquired Portfolios and the Acquiring Portfolio, together, the “Portfolios” and each, a “Portfolio”), in a tax-free reorganization (an “Acquisition”). As an owner of a variable contract with an interest in one or more of those separate accounts, the Participating Insurance Companies are asking you for instructions as to how to vote the shares of the Acquired Portfolio that are attributable to your variable contract at an upcoming joint special meeting of the shareholders of the Acquired Portfolios (the “Special Meeting”). Under the terms of each proposal, the Acquiring Portfolio would acquire all of the assets and liabilities of the relevant Acquired Portfolio.

For simplicity, in the attached Prospectus/Proxy Statement you may be referred to as “the shareholder” since your vote and the votes of other contract owners who have instructed the Participating Insurance Companies to invest in the Acquired Portfolios will determine whether each proposal will be approved or adopted.

Important Information About the Acquisitions

The Board of Trustees of the Trust and Credit Suisse Asset Management, LLC (“Credit Suisse”), the investment adviser to each Portfolio, believe that each Acquisition is in the best interests of the relevant Acquired Portfolio and its shareholders.

As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

The Acquiring Portfolio has the same co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees.  The closing of each Acquisition (the “Closing Date”) is expected to be on or about August 14, 2009.

If shareholders of an Acquired Portfolio approve the Agreement relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Upon consummation of an Acquisition, shareholders of the relevant Acquired Portfolio will become shareholders of the Acquiring Portfolio, with an aggregate net asset value equal to the aggregate net asset value of such shareholders’ investment in the Acquired Portfolio immediately prior to the Acquisition. No sales or other charges will be imposed in connection with an Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of an Acquired Portfolio for federal income tax purposes as a result of their exchange of Acquired Portfolio shares of beneficial interest for Acquiring Portfolio shares pursuant to an Acquisition, and the Acquired Portfolio generally will not recognize gain or loss for such purposes. Credit Suisse or its affiliates will bear all reasonable, ordinary expenses incurred in connection with each Acquisition.

The Special Meeting for each Acquired Portfolio will be held on August 7, 2009 to consider the Acquisition set forth in the Acquired Portfolio’s Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

Detailed information about the proposal relating to each Acquired Portfolio is described in the attached Prospectus/Proxy Statement. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO SET FORTH IN THE ACQUIRED PORTFOLIO’S NOTICE OF SPECIAL MEETING. On behalf of the Board of Trustees of the Trust, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

Please read the full text of the Prospectus/Proxy Statement before you vote.

If you have any questions regarding the proposed Acquisition relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

/s/ J. Kevin Gao

J. Kevin Gao
Vice President and Secretary
of Credit Suisse Trust, on behalf of each Acquired Portfolio

June [ ], 2009

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June [    ], 2009

CREDIT SUISSE TRUST

U.S. Equity Flex II Portfolio

U.S. Equity Flex III Portfolio

U.S. Equity Flex IV Portfolio

IMPORTANT NEWS FOR PORTFOLIO SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal(s) you are being asked to vote on.

Q & A: QUESTIONS AND ANSWERS

Q:                                    WHAT IS HAPPENING?

A:                                   Credit Suisse Asset Management, LLC (“Credit Suisse”) is proposing to combine the assets of each of Credit Suisse Trust — U.S. Equity Flex II Portfolio (the “Flex II Portfolio”), Credit Suisse Trust — U.S. Equity Flex III Portfolio (the “Flex III Portfolio”) and Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the “Flex IV Portfolio” and together with the Flex II Portfolio and the Flex III Portfolio, the “Acquired Portfolios” and each, an “Acquired Portfolio”), each a series of Credit Suisse Trust, a Massachusetts business trust (the “Trust”), with Credit Suisse Trust — U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”), also a series of the Trust. The shareholders of each Acquired Portfolio are being asked to vote on an Agreement and Plan of Reorganization (the “Agreement”) relating to their Portfolio for the assets and liabilities of the Acquired Portfolio to be acquired by the Acquiring Portfolio in a tax-free exchange of shares (each, an “Acquisition”). If an Agreement is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Portfolio, but would become a shareholder of the Acquiring Portfolio.

Q:                                    WHAT ARE THE DIFFERENCES BETWEEN MY PORTFOLIO AND THE ACQUIRING PORTFOLIO?

A:                                   As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.  All Portfolios have identical principal investment policies and risk factors.  Additionally, with minor exceptions, all of the Portfolios also have identical non-principal investment policies.

The Acquiring Portfolio has the same investment adviser, co-administrators, distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of each Acquisition (the “Closing Date”) is expected to be on or about August 14, 2009.

Q:                                    WHAT WILL HAPPEN TO PORTFOLIO EXPENSES?

A:                                   Each Acquisition is expected to result in lower gross annual operating expenses for Acquired Portfolio shareholders.  For the fiscal year ending December 31, 2009, the Acquiring Portfolio’s estimated total expense ratio (unaudited) is 1.99% (both gross and net of waivers and reimbursements), and each of the Flex II Portfolio’s, the Flex III Portfolio’s and the Flex IV

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Portfolio’s total expense ratio (unaudited) is 5.31%, 3.22% and 5.05% (gross), respectively.  Such estimated expense ratios are based on actual expenses incurred by each Portfolio during the period from the beginning of the current fiscal year through March 31, 2009.

The estimated total net expense ratio (after fee waivers and expense reimbursements) for the fiscal year ending December 31, 2009 for each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio is 1.70%, 1.95% and 1.65%, respectively.  While the net expense ratio for each of the Flex II Portfolio and the Flex IV Portfolio is lower than the expense ratio for the Acquiring Portfolio, it is only due to Credit Suisse’s voluntary fee waivers and expense reimbursements.  Credit Suisse may eliminate such voluntary fee waivers and expense reimbursements at any time, and intends to do so as it is not economical for it to continue them at this time.

Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Portfolios.

Q:                                    WHAT ARE THE BENEFITS OF EACH TRANSACTION?

A:                                   The Board of Trustees of the Trust believes that shareholders may benefit from a proposed Acquisition, in part, because the Acquisition will result in a single larger fund with a potentially lower expense ratio. Each proposed Acquisition alone and the Acquisitions taken together may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition(s) on which you are being asked to vote.

Q:                                    WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION INVOLVING MY PORTFOLIO?

A:                                   Each Acquisition is expected to be a tax-free event. Assuming each Acquisition qualifies for such treatment and each variable contract owner’s variable contract is treated as a variable annuity or variable life insurance contract for federal income tax purposes, each contract owner, as well as other shareholders, will not recognize taxable income as a result of an Acquisition.  Variable contract owners should consult a personal tax advisor as to state and local tax consequences.

Q:                                    WHAT HAPPENS IF THE PLAN FOR MY PORTFOLIO IS NOT APPROVED?

A:                                   In the event the Agreement for an Acquired Portfolio is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q:                                    WHAT HAPPENS IF SHAREHOLDERS OF ONE ACQUIRED PORTFOLIO APPROVE THEIR ACQUISITION, WHILE SHAREHOLDERS OF ANOTHER ACQUIRED PORTFOLIO DO NOT?

A:                                   Each Acquisition is a separate transaction and is not dependent on the approval of any other Acquisition.  Thus, if shareholders of one Acquired Portfolio approve the Acquisition relating to their Portfolio, their Portfolio will be acquired by the Acquiring Portfolio even if shareholders of one or both of the other Acquired Portfolios do not approve the Acquisition relating to their Portfolios.

Q:                                    HOW DO THE BOARD MEMBERS OF THE TRUST RECOMMEND THAT I VOTE?

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A:                                   AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THOSE TRUSTEES WHO ARE NOT “INTERESTED PERSONS” (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

Q:                                    WHOM DO I CALL FOR MORE INFORMATION?

A:                                   Please call The Altman Group, Inc. at (866) 796-1245.

Q:                                    HOW CAN I VOTE MY SHARES OF BENEFICIAL INTEREST?

A:                                   Please choose one of the following options to vote your shares of beneficial interest:

•                  By mail, with the enclosed proxy card; or

•                  In person at the Special Meeting.

Q:                                    WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A:                                   If you are a shareholder of more than one Acquired Portfolio, you will receive a proxy card for each Portfolio.

Q:                                    I’M A SMALL INVESTOR.  WHY SHOULD I VOTE?

A:                                   Your vote makes a difference.  If many small shareholders just like you fail to vote their proxies, your Acquired Portfolio may not receive enough votes to go forward with the Special Meeting and additional costs will be incurred through further proxy solicitations.

Q:                                    WILL THE ACQUIRED PORTFOLIOS PAY FOR THIS PROXY SOLICITATION?

A:                                   No. Credit Suisse or its affiliates will bear the reasonable, ordinary costs associated with approving each Agreement.

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CREDIT SUISSE TRUST

U.S. Equity Flex II Portfolio

U.S. Equity Flex III Portfolio

U.S. Equity Flex IV Portfolio

ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON AUGUST 7, 2009

Notice is hereby given that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of Credit Suisse Trust —  U.S. Equity Flex II Portfolio (the “Flex II Portfolio”), Credit Suisse Trust —  U.S. Equity Flex III Portfolio (the “Flex III Portfolio”) and Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the “Flex IV Portfolio” and together with the Flex II Portfolio and the Flex III Portfolio, the “Acquired Portfolios” and each, an “Acquired Portfolio”), each a series of Credit Suisse Trust, a Massachusetts business trust (the “Trust”), will be held at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 on August 7, 2009, commencing at 3:00 p.m. for the following purposes:

1.                                       The shareholders of each Acquired Portfolio are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) relating to their Portfolio providing that (i) the Acquired Portfolio would transfer to Credit Suisse Trust — U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”), also a series of the Trust, all of its assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities, (ii) such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, and (iii) the Acquired Portfolio would subsequently be terminated as a series of the Trust; and

2.                                       To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS

THAT YOU VOTE “FOR” THE PROPOSAL RELATING TO YOUR ACQUIRED PORTFOLIO.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies (“Participating Insurance Companies”) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in each Acquired Portfolio as of the record date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to

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give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

The Board of Trustees of the Trust has fixed the close of business on June 1, 2009 (the “Record Date”) as the record date for the determination of shareholders of each Acquired Portfolio entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of three ways:

•                  By mail, with the enclosed proxy card; or

•                  In person at the Special Meeting.

If you have any questions regarding the proposal relating to your Acquired Portfolio, please feel free to call The Altman Group, Inc. at (866) 796-1245.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO VOTE THROUGH A METHOD INDICATED ABOVE SO THAT THEIR SHARES OF BENEFICIAL INTEREST MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RELEVANT ACQUIRED PORTFOLIO AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

By Order of the Board of Trustees,

/s/ J. Kevin Gao

J. Kevin Gao
Vice President and Secretary
of the Trust, on behalf of each Acquired Portfolio

June [ ], 2009

YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
AVOID THE EXPENSE OF FURTHER SOLICITATION.

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INSTRUCTIONS FOR SIGNING PROXY CARD

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.             Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.             Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.             All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

4.             Registration

Valid Signatures

Corporate Accounts

(1) ABC Corp.	ABC Corp.

(2) ABC Corp.	John Doe, Treasurer

(3) ABC Corp. c/o John Doe, Treasurer	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2) John B. Smith	John B. Smith, Jr., Executor

PROSPECTUS/PROXY STATEMENT
JUNE [    ], 2009

PROXY STATEMENT FOR:
CREDIT SUISSE TRUST — U.S. EQUITY FLEX II PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX III PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX IV PORTFOLIO

 ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010
1-800-222-8977

PROSPECTUS FOR:
CREDIT SUISSE TRUST — U.S. EQUITY FLEX I PORTFOLIO

ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010
1-800-222-8977

This Prospectus/Proxy Statement is being furnished to shareholders of each of Credit Suisse Trust —  U.S. Equity Flex II Portfolio (the “Flex II Portfolio”), Credit Suisse Trust —  U.S. Equity Flex III Portfolio (the “Flex III Portfolio”) and Credit Suisse Trust — U.S. Equity Flex IV Portfolio (the “Flex IV Portfolio” and together with the Flex II Portfolio and the Flex III Portfolio, the “Acquired Portfolios” and each, an “Acquired Portfolio”), each a series of Credit Suisse Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust, in connection with the solicitation of proxies by the Trust’s Board of Trustees, on behalf of each Acquired Portfolio, for use at a Joint Special Meeting of Shareholders to be held on August 7, 2009 at 3:00 p.m. (the “Special Meeting”), at the offices of the Acquired Portfolios located at Eleven Madison Avenue, 24th Floor, New York, New York 10010, or any adjournment(s) thereof. The only proposal to be considered for each Acquired Portfolio is set forth below:

1.  To approve an Agreement and Plan of Reorganization (the “Agreement”).

Pursuant to each Agreement, the relevant Acquired Portfolio would transfer to Credit Suisse Trust — U.S. Equity Flex I Portfolio (the “Acquiring Portfolio” and together with the Acquired Portfolios, the “Portfolios”), also a series of the Trust, all of the Acquired Portfolio’s assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio’s liabilities; such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio; and the Acquired Portfolio would subsequently be terminated as a series of the Trust (each, an “Acquisition”).

As noted and further described in this Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Portfolio (“Credit Suisse”), and Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) and State Street Bank and Trust Company (“State Street”), co-administrators of the Acquiring Portfolio, serve in the same capacities for each Acquired Portfolio. In addition, the Acquiring Portfolio has the same distributor, custodian, transfer agent, independent registered public accounting firm and counsel as each Acquired

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Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees.

As a result of each proposed Acquisition, shareholders of the relevant Acquired Portfolio will receive that number of shares having an aggregate net asset value equal to the aggregate net asset value of such shareholders’ shares of beneficial interest of the Acquired Portfolio immediately prior to the Acquisition. The reasonable, ordinary expenses of each Acquisition and the costs associated with this solicitation for approval of the relevant Agreement will be borne by Credit Suisse or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Portfolio received by the shareholders of an Acquired Portfolio in connection with an Acquisition.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Portfolio that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about June [    ], 2009. A Statement of Additional Information, dated June [    ], 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon written or oral request and without charge by writing to the Acquiring Portfolio at P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

The following documents containing information about the Portfolios, which have been filed with the SEC, are incorporated herein in their entirety by reference.

•                  The current Prospectus of the Acquiring Portfolio, dated May 1, 2009, as supplemented as of the date hereof.  The Acquiring Portfolio’s Prospectus accompanies this Prospectus/Proxy Statement.

•                  The current Prospectus of the Flex II Portfolio, dated May 1, 2009, as supplemented as of the date hereof.  A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•                  The current Prospectus of the Flex III Portfolio, dated May 1, 2009, as supplemented as of the date hereof.  A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•                  The current Prospectus of the Flex IV Portfolio, dated May 1, 2009, as supplemented as of the date hereof.  A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•                  The Annual Report of each Portfolio for the fiscal year ended December 31, 2008 accompany this Prospectus/Proxy Statement.

Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Agreement for each proposed Acquisition.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS.

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PROPOSAL - APPROVAL OF THE AGREEMENT

SUMMARY

THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE AGREEMENT (A COPY OF THE FORM OF THE AGREEMENT IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUS OF THE RELEVANT ACQUIRED PORTFOLIO, THE STATEMENT OF ADDITIONAL INFORMATION OF THE RELEVANT ACQUIRED PORTFOLIO, THE PROSPECTUS OF THE ACQUIRING PORTFOLIO AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING PORTFOLIO.

PROPOSED ACQUISITION. Each Agreement provides for the acquisition of all of the assets and liabilities of the relevant Acquired Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Each Agreement also calls for the distribution of shares of the Acquiring Portfolio to the relevant Acquired Portfolio’s shareholders in liquidation of the Acquired Portfolio. As a result of an Acquisition, each shareholder of shares of beneficial interest of the relevant Acquired Portfolio will become the owner of that number of full and fractional shares of the Acquiring Portfolio, having an aggregate net asset value (“NAV”) equal to the aggregate net asset value of such shareholder’s shares of beneficial interest in the Acquired Portfolio as of the close of business on the date that the Acquired Portfolio’s assets and liabilities are exchanged for shares of the Acquiring Portfolio. See “Information About Each Acquisition - Agreement and Plan of Reorganization.”

Because the Portfolios are series of the Trust, they do not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the “Board of Trustees of the Acquired Portfolios” and the “Board of Trustees of the Acquiring Portfolio” elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust.  For ease of reference and clarity of presentation, shares of beneficial interest of the Portfolios are hereinafter referred to as “shares,” and the term “shareholder” shall also be deemed to include holders of variable annuity contracts, variable life insurance policies and tax qualified pension and retirement plans.

For the reasons set forth below under “Reasons for Each Acquisition,” the Board of Trustees of the Acquired Portfolios, including the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has unanimously concluded that each Acquisition would be in the best interests of the respective Acquired Portfolio and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Trustees of the Acquired Portfolios therefore has submitted each Agreement for approval by the relevant Acquired Portfolio’s shareholders. The Board of Trustees of the Acquiring Portfolio has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Portfolio.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies (“Participating Insurance Companies”) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the record date and must vote all shares held in the relevant separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof.   See “Voting Information.” If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the relevant Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

TAX CONSEQUENCES. Prior to completion of each Acquisition, the relevant Acquired Portfolio and the Acquiring Portfolio will have received an opinion of counsel that, as a result of the Acquisition, no gain or loss will be recognized by the shareholders of the Acquired Portfolio for federal income tax purposes and generally the Acquired Portfolio will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Portfolio shares received by an Acquired Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of beneficial interest of the Acquired Portfolio exchanged therefor by such shareholder. In addition, the holding period and aggregate tax basis of the assets of an Acquired Portfolio in the hands of the Acquiring Portfolio as a result of an Acquisition, will generally be the same as in the hands of the Acquired Portfolio immediately prior to the Acquisition.

INVESTMENT OBJECTIVES AND POLICIES. As noted and further described in the attached Prospectus/Proxy Statement, as a result of recent changes to the investment objectives and investment strategies of the Portfolios, there are no differences between the investment objectives and principal investment policies of the Portfolios.

The investment objective of each Portfolio is capital growth.

Each of the Portfolios have identical principal strategies.  Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies.  Each Portfolio seeks to outperform the Russell 3000® Index, which is designed to measure the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Each Portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to 130% of its net assets, and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  Each Portfolio’s portfolio manager selects securities for the Portfolio using proprietary quantitative models, which are designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, management’s approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•                  identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the Portfolio’s overall long exposure or increase the Portfolio’s short exposure to such low quality stocks; and

•                  help determine the Portfolio’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Each Portfolio maintains investment attributes that are similar to those of the basket of securities included in the Russell 3000® Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.  Each Portfolio may invest in securities without regard to market capitalization.

Each Portfolio may invest in common stocks, preferred stocks, securities convertible into common stocks, rights and warrants, and options, forwards, futures, swaps and other types of derivative instruments.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES.  You may not buy or sell shares of a Portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans.  A Portfolio may not be available in connection with a particular contract or plan.

An insurance company’s separate accounts buy and sell shares of each Portfolio at NAV, without any sales or other charges.  Each insurance company receives orders from its contract holders to buy or sell shares of the Portfolio on any business day that the Portfolio calculates its NAV.  If the order is received by the insurance company prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time), the order will be executed at that day’s NAV.

Plan participants may buy shares of a Portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in a Portfolio.

DIVIDENDS. The Acquiring Portfolio and each Acquired Portfolio distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the Portfolio unless a shareholder elects otherwise. Each Portfolio typically declares and pays dividends, if any, from net investment income at least annually. Net realized capital gains, if any, of each Portfolio are typically distributed at least annually.  Each Acquired Portfolio will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the closing of the applicable Acquisition (the “Closing Date”), expected to be on or about August 14, 2009. The amount of any dividend actually paid prior to the Closing Date will vary depending on a number of factors, such as changes in the value of the relevant Acquired Portfolio’s holdings and net redemptions of the relevant Acquired Portfolio’s shares of beneficial interest.  See “Dividend and Distribution Information” in the accompanying Prospectus of the Acquiring Portfolio.

APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of each Acquired Portfolio do not have appraisal rights in connection with a combination or acquisition of the assets of their Acquired Portfolio by another entity. See “Information on Shareholders’ Rights - Voting Rights.”

RISK FACTORS

The principal risk factors of the Portfolios are identical.  The Portfolios are subject to the following risks:

DERIVATIVES RISK  Each Portfolio is subject to derivatives risk.  Derivatives, such as options, forwards, futures and swap agreements are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Each Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risks.  Each Portfolio may also use derivatives for leverage.  A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to the following risks described in each Portfolio’s Prospectus — correlation risk, liquidity risk, interest-rate risk, market risk and credit risk (see “More About Risk — Types of Investment Risk” in the accompanying Prospectus of the Acquiring Portfolio).  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

LEVERAGING RISK  Each Portfolio is subject to leveraging risk. When a Portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Portfolio.  The net asset value of each Portfolio when employing leverage will be more volatile and sensitive to market movements.  Leverage may involve the creation of a liability that requires a Portfolio to pay interest.

MARKET RISK  Each Portfolio is subject to market risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks and bonds and the mutual funds that invest in them.

MODEL RISK Each Portfolio is subject to model risk. A Portfolio bears the risk that the proprietary quantitative models used by the Portfolio’s portfolio manager will not be successful in identifying securities that will help the Portfolio achieve its investment objective, causing the Portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK  Each Portfolio is subject to short sales risk.  Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio.  A Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position.  Short sales also involve transaction and other costs that will reduce potential gains and increase potential Portfolio losses.  The use by a Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions.  It is possible that a Portfolio’s long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio.  In addition, a Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets.  Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Portfolio.  Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Portfolio.

SMALL COMPANIES  Each Portfolio is subject to the risk of investing in small companies.  Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves.  Their securities may carry increased market, liquidity, information and other risks.  Key information about the company may be inaccurate or unavailable.

SPECIAL-SITUATION COMPANIES  Each Portfolio is subject to risk of making “special situation” investments.  “Special situations” are unusual developments that affect a company’s market value.  Examples include mergers, acquisitions and reorganizations.  Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

As stated above, each Portfolio is subject to the same principal risks.  Additionally, there are no differences between the non-principal risks to which the Acquiring Portfolio is subject and the non-principal risks to which the Flex IV Portfolio is subject.  Further, the only differences between the non-principal risks to which the Acquiring Portfolio is subject and the non-principal risks to which each of the Flex II Portfolio and the Flex III Portfolio is subject are as follows:

•                  the Flex II Portfolio could have greater exposure to the risks of investing in warrants than the Acquiring Portfolio, as the Flex II Portfolio may invest up to 15% of its total assets in warrants, while the Acquiring Portfolio may invest up to 10% of its net assets in such securities; and

•                  the Acquiring Portfolio could have greater exposure to the risks of investing in restricted and illiquid securities than the Flex III Portfolio, as the Acquiring Portfolio may invest up to 15% of its net assets in restricted and illiquid securities, while the Flex III Portfolio may invest up to 10% of its net assets in such securities.

However, since the Portfolios are managed in the same manner, in practice the differences in non-principal risks will have no impact on the Portfolios.  See the accompanying Prospectus of the Acquiring Portfolio for a complete discussion of the risks of investing in the Acquiring Portfolio.

FEE TABLES

The tables below (1) compare the estimated fees and expenses of each Acquired Portfolio and the Acquiring Portfolio for the fiscal year ending December 31, 2009 and (2) show the estimated fees and expenses for the fiscal year ending December 31, 2009 of the combined Portfolio, on a pro form basis, as if the Acquisition(s) occurred on March 31, 2009. These tables do not reflect fees and expenses incurred at the variable product or plan level; if they were reflected, the overall costs would be higher.

U.S. Equity Flex II Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio - Pro Forma Combined Portfolio*
SHAREHOLDER FEES (paid directly from a shareholder’s investments)
Sales charge (load) imposed on purchases	None	None	None
Deferred sales charge (load)	None	None	None
Redemption fees	None	None	None
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	4.11%	0.59%	0.58%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)	5.31%	1.99%	1.98%

*                                         Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

(1)                                  Dividends on short sales are dividends paid to lenders on borrowed securities.  These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)                                  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex II Portfolio.  Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex II Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio) are shown below.  Fee waivers and expense reimbursements are voluntary and may be discontinued at any time.  Credit Suisse will not reimburse the Flex II Portfolio for any expenses relating to dividends on short sales.  There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio – Pro Forma Combined Portfolio
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.50%	0.59%	0.58%
Net Annual Portfolio Operating Expenses	1.70%	1.99%	1.98%

U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio - Pro Forma Combined Portfolio*
SHAREHOLDER FEES (paid directly from a shareholder’s investments)
Sales charge (load) imposed on purchases	None	None	None
Deferred sales charge (load)	None	None	None
Redemption fees	None	None	None
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from Portfolio assets)
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	1.82%	0.59%	0.57%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)	3.22%	1.99%	1.97%

*                                         Pro Forma Combined Portfolio assumes the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio.

(1)                                  Dividends on short sales are dividends paid to lenders on borrowed securities.  These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)                                  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex III Portfolio.  Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex III Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio) are shown below.  Fee waivers and expense reimbursements are voluntary and may be discontinued at any time.  Credit Suisse will not reimburse the Flex III Portfolio for any expenses relating to dividends on short sales.  There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio – Pro Forma Combined Portfolio
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.55%	0.59%	0.57%
Net Annual Portfolio Operating Expenses	1.95%	1.99%	1.97%

U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio - Pro Forma Combined Portfolio*
SHAREHOLDER FEES (paid directly from a shareholder’s investments)
Sales charge (load) imposed on purchases	None	None	None
Deferred sales charge (load)	None	None	None
Redemption fees	None	None	None
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%
All other expenses	3.85%	0.59%	0.58%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)	5.05%	1.99%	1.98%

*                                         Pro Forma Combined Portfolio assumes the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio.

(1)                                  Dividends on short sales are dividends paid to lenders on borrowed securities.  These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)                                  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by the Flex IV Portfolio.  Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex IV Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio) are shown below.  Fee waivers and expense reimbursements are voluntary and may be discontinued at any time.  Credit Suisse will not reimburse the Flex IV Portfolio for any expenses relating to dividends on short sales.  There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio – Pro Forma Combined Portfolio
Management fee	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%
All other expenses	0.45%	0.59%	0.58%
Net Annual Portfolio Operating Expenses	1.65%	1.99%	1.98%

Each of U.S. Equity Flex II Portfolio (Acquired Portfolio), U.S. Equity Flex III Portfolio (Acquired Portfolio) and U.S. Equity Flex IV Portfolio (Acquired Portfolio) and U.S. Equity Flex I Portfolio (Acquiring Portfolio)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio - Pro Forma Combined Portfolio*
SHAREHOLDER FEES (paid directly from a shareholder’s investments)
Sales charge (load) imposed on purchases	None	None	None	None	None
Deferred sales charge (load)	None	None	None	None	None
Redemption fees	None	None	None	None	None
ANNUAL PORTFOLIO OPERATING EXPENSES (deducted from Portfolio assets)
Management fee	0.50%	0.70%	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None	None	None
Other expenses
Dividends on short sales(1)	0.70%	0.70%	0.70%	0.70%	0.70%
All other expenses	4.11%	1.82%	3.85%	0.59%	0.53%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)	5.31%	3.22%	5.05%	1.99%	1.93%

*                                         Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio.

(1)                                  Dividends on short sales are dividends paid to lenders on borrowed securities.  These expenses relating to dividends on short sales will vary depending on whether the securities the Portfolio sells short pay dividends and on the size of such dividends.

(2)                                  Credit Suisse has voluntarily agreed to waive a portion of its fees payable by each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio.  Expected fees and expenses for the fiscal year ending December 31, 2009 (after waivers and expense reimbursements or credits) for the Flex II Portfolio, the Flex III Portfolio, Flex IV Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio (assuming the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio) are shown below.  Fee waivers and expense reimbursements are voluntary and may be discontinued at any time.  Credit Suisse will not reimburse the each Acquired Portfolio for any expenses relating to dividends on short sales.  There are currently no voluntary fee waivers or expense reimbursements in place for the Acquiring Portfolio, and Credit Suisse does not intend to implement any such waivers or reimbursements for the Pro Forma Combined Portfolio.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS AND CREDITS	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex I Portfolio – Pro Forma Combined Portfolio
Management fee	0.50%	0.70%	0.50%	0.70%	0.70%
Distribution and service (12b-1) fee	None	None	None	None	None
Other expenses
Dividends on short sales	0.70%	0.70%	0.70%	0.70%	0.70%
All other expenses	0.50%	0.55%	0.45%	0.59%	0.53%
Net Annual Portfolio Operating Expenses	1.70%	1.95%	1.65%	1.99%	1.93%

Pro Forma Combined Portfolio expenses have not been shown for scenarios assuming the Acquisitions by the Acquiring Portfolio of only (i) the Flex II Portfolio and the Flex III Portfolio, (ii) the Flex II Portfolio and the Flex IV Portfolio or (iii) the Flex III Portfolio and the Flex IV Portfolio; however, Pro Forma Combined Portfolio expenses in any such scenario would not be higher than the Pro Forma Combined Portfolio expenses shown above in any of the tables which assume the Acquisition of only one Acquired Portfolio by the Acquiring Portfolio.

EXAMPLES

The following examples are intended to assist an investor in understanding the various costs that an investor in each Portfolio will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables presented above (in each case before fee waivers and expense reimbursements) and that all dividends and distributions are reinvested. The examples also assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
U.S. EQUITY FLEX II PORTFOLIO	$530	$1,586	$2,635	$5,228
U.S. EQUITY FLEX I PORTFOLIO	$202	$624	$1,073	$2,317
PRO FORMA COMBINED PORTFOLIO*	$201	$621	$1,068	$2,306

U.S. EQUITY FLEX III PORTFOLIO	$325	$992	$1,683	$3,522
U.S. EQUITY FLEX I PORTFOLIO	$202	$624	$1,073	$2,317
PRO FORMA COMBINED PORTFOLIO**	$200	$618	$1,062	$2,296

U.S. EQUITY FLEX IV PORTFOLIO	$505	$1,514	$2,522	$5,037
U.S. EQUITY FLEX I PORTFOLIO	$202	$624	$1,073	$2,317
PRO FORMA COMBINED PORTFOLIO***	$201	$621	$1,068	$2,306

U.S. EQUITY FLEX II PORTFOLIO	$530	$1,586	$2,635	$5,228
U.S. EQUITY FLEX III PORTFOLIO	$325	$992	$1,683	$3,522
U.S. EQUITY FLEX IV PORTFOLIO	$505	$1,514	$2,522	$5,037
U.S. EQUITY FLEX I PORTFOLIO	$202	$624	$1,073	$2,317
PRO FORMA COMBINED PORTFOLIO****	$196	$606	$1,042	$2,254

*                                         Pro Forma Combined Portfolio assumes the Acquisition of only the Flex II Portfolio by the Acquiring Portfolio.

**                                  Pro Forma Combined Portfolio assumes the Acquisition of only the Flex III Portfolio by the Acquiring Portfolio.

***                           Pro Forma Combined Portfolio assumes the Acquisition of only the Flex IV Portfolio by the Acquiring Portfolio.

****                    Pro Forma Combined Portfolio assumes the Acquisition of each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio by the Acquiring Portfolio.

Examples of Pro Forma Combined Portfolio costs have not been shown for scenarios assuming the Acquisitions by the Acquiring Portfolio of only (i) the Flex II Portfolio and the Flex III Portfolio, (ii) the Flex II Portfolio and the Flex IV Portfolio or (iii) the Flex III Portfolio and the Flex IV Portfolio; however, Pro Forma Combined Portfolio costs in any such scenario would not be higher than the Pro Forma Combined Portfolio costs shown above in any of the examples which assume the Acquisition of only one Acquired Portfolio by the Acquiring Portfolio.

REASONS FOR THE ACQUISITIONS

The Board of Trustees of the Acquired Portfolios evaluated each Acquisition independently of each other Acquisition and approved each Acquisition separately. The Board of Trustees of the Acquired Portfolios has unanimously determined that it is in the best interest of each Acquired Portfolio to effect the applicable Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

1.                                       each Acquisition alone and the Acquisitions taken together will result in a single larger portfolio seeking capital growth through investing in U.S. equity securities;

2.                                       total estimated gross expenses for each Acquired Portfolio are expected to materially decline as a result of the applicable Acquisition; total estimated net expenses for each of the Flex II Portfolio and the Flex IV Portfolio will be lower than total net expenses for the Acquiring Portfolio by 23 and 28 basis points, respectively, however, this assumes Credit Suisse maintains its current voluntary fee waivers and expense reimbursements with respect to such Portfolios, which it does not intend to do and is not obligated to do;

3.                                       the Acquisitions will eliminate any confusion in the marketplace associated with having more than one portfolio managed by Credit Suisse with identical investment objectives and investment strategies;

4.                                       the Acquisitions should increase efficiencies, eliminating multiple sets of prospectuses, reports to shareholders and other documents required if each Acquired Portfolio and the Acquiring Portfolio remained separate;

5.                                       the terms and conditions of each Acquisition;

6.                                       the larger combined asset base could produce portfolio management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the Portfolios invest than any one Portfolio currently enjoys;

7.                                       that the investment adviser for the Acquiring Portfolio is the same as that of each Acquired Portfolio;

8.                                       the federal tax consequences of each Acquisition, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of an Acquired Portfolio or by the Acquiring Portfolio for federal income tax purposes as a result of an Acquisition and that the Acquired Portfolio generally will not recognize gain or loss for such purposes;

9.                                       the interests of shareholders of each Acquired Portfolio will not be diluted as a result of an Acquisition;

10.                                 the reasonable, ordinary expenses of each Acquisition will be borne by Credit Suisse or its affiliates; and

11.                                 no sales or other charges will be imposed in connection with an Acquisition.

The Board also noted that the Acquisitions will result in the combined Portfolio having a total capital loss carry over of approximately $105 million; the Acquiring Portfolio’s capital loss carry over equals approximately $94 million.  Of this $105 million capital loss carry over for the combined Portfolio, $1 million will expire in 2009, $75 million will expire in 2010, $6 million will expire in 2011 and $23 million will expire in 2016.  The full amount of capital loss carry overs may not be able to be utilized and may be subject to Internal Revenue Service (“IRS”) limitations.

In light of the foregoing, the Board of Trustees of the Acquired Portfolios, including the Independent Trustees, has determined that it is in the best interests of each Acquired Portfolio to effect the applicable Acquisition. The Board of Trustees of the Acquired Portfolios has also determined that each Acquisition would not result in dilution of the interests of the relevant Acquired Portfolio’s shareholders. In making these determinations, the Board of Trustees did not give equal weight to each factor.

The Board of Trustees of the Acquiring Portfolio has determined that it is advantageous to the Acquiring Portfolio to effect each Acquisition. The Board of Trustees of the Acquiring Portfolio considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Portfolio, including a majority of the Independent Trustees, has determined that each Acquisition is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio’s shareholders would not be diluted as a result of any of the Acquisitions.

INFORMATION ABOUT THE ACQUISITIONS

AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Agreements is qualified in its entirety by reference to the form of the Agreement (Exhibit A hereto). Each Agreement provides that the Acquiring Portfolio will acquire all of the assets of the relevant Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio on the Closing Date.

Prior to the Closing Date, each Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each Acquired Portfolio, as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each Portfolio will be calculated by determining the total assets attributable to such Portfolio, subtracting the Portfolio’s actual and accrued liabilities, and dividing the result by the total number of outstanding shares. Each Portfolio will utilize the procedures set forth in its current Prospectus or Statement of Additional Information to determine the value of its portfolio securities and to determine the aggregate value of each Portfolio’s portfolio.

On or as soon after the Closing Date as conveniently practicable, each Acquired Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Portfolio received by the Acquired Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Portfolio’s shareholders on the share records of the Acquiring Portfolio’s transfer agent. Each account will represent the number of shares of the Acquiring Portfolio due to the Acquired Portfolio’s shareholders calculated in accordance with the relevant Agreement. After such distribution and the winding up of its affairs, the Acquired Portfolio will terminate as a series of the Trust.

The consummation of each Acquisition is subject to the conditions set forth in the relevant Agreement, including approval of the Agreement by the relevant Acquired Portfolio’s shareholders. Notwithstanding approval by the shareholders of the relevant Acquired Portfolio, each Agreement may be terminated at any time at or prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

Pursuant to each Agreement, the Acquiring Portfolio has agreed to indemnify and advance expenses to each Trustee or officer of the relevant Acquired Portfolio against money damages incurred in connection with any claim arising out of such person’s services as a Trustee or officer with respect to matters specifically relating to the relevant Acquisition, except by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.

Approval of an Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less; provided that a quorum is present. Shareholders of an Acquired Portfolio are entitled to one vote for each share of beneficial interest and a fractional vote for each fraction share of beneficial interest. If shareholders of an Acquired Portfolio approve the Acquisition relating to their Portfolio, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event an Agreement is not approved, the Board of Trustees of the Acquired Portfolios will consider other possible courses of action available to it, including resubmitting the applicable Acquisition proposal to shareholders.

DESCRIPTION OF THE ACQUIRING PORTFOLIO SHARES. Shares of the Acquiring Portfolio will be issued to each Acquired Portfolio in accordance with the procedures detailed in the relevant Agreement and as described in the Acquiring Portfolio’s Prospectus and Statement of Additional Information. The Acquiring Portfolio, like each Acquired Portfolio, will not issue share certificates to its shareholders. See “Information on Shareholders’ Rights” and the accompanying Prospectus of the Acquiring Portfolio for additional information with respect to the shares of the Acquiring Portfolio.

FEDERAL INCOME TAX CONSEQUENCES. The closing of each Acquisition is conditioned upon the receipt by the Portfolios of an opinion from Willkie Farr & Gallagher LLP, counsel to the Portfolios, to the effect that, based upon certain facts, assumptions and representations, the Acquisition will constitute a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If an Acquisition constitutes a tax-free reorganization, no gain or loss will be recognized by the relevant Acquired Portfolio shareholders as a result of their exchange of shares of beneficial interest pursuant to the Acquisition, and no gain or loss will generally be recognized by the Acquired Portfolio and the Acquiring Portfolio as a result of the Acquisition. Each such opinion, in substance, will state that for U.S. federal income tax purposes:

(a)           The transfer of all of the Acquired Portfolio’s assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the

Acquired Portfolio, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio’s taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio’s assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio’s shareholders in exchange for their shares of the Acquired Portfolio;

(d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio pursuant to the Agreement;

(e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio’s shareholders pursuant to the Acquisition will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Acquisition); and

(f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio’s taxable year, the tax basis of the Acquired Portfolio’s assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Acquisition and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

You should recognize that an opinion of counsel is not binding on the IRS or any court. Neither the Acquired Portfolio nor the Acquiring Portfolio will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisition relating to their Portfolios. Accordingly, if the IRS sought to challenge the tax treatment of an Acquisition and was successful, neither of which is anticipated, the Acquisition could be treated, in whole or in part, as a taxable sale of assets of the relevant Acquired Portfolio, followed by the taxable liquidation thereof.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Acquired Portfolio and its shareholders.

Prior to the Closing Date, each Acquired Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The Acquiring Portfolio’s capital loss carryforwards, if any, should not be limited solely by reason of the Acquisitions.  However, for five years beginning after the Closing Date, the combined Portfolio will not be allowed to offset certain pre-Acquisition built-in gains attributable to an Acquired Portfolio with the capital loss carryforwards (and certain built-in losses) attributable to the Acquiring Portfolio.

Shareholders of each Acquired Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Acquisition relating to their Portfolio in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. federal income tax consequences of the Acquisitions, shareholders of each Acquired Portfolio should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the Acquisition relating to their Portfolio.

CAPITALIZATION

The following table shows the capitalization of each Acquired Portfolio and the Acquiring Portfolio as of March 31, 2009, and the capitalization of the combined Portfolio, on a pro forma basis, as of the Closing Date, after giving effect to the Acquisitions.(1)

	U.S. Equity Flex II Portfolio (Acquired Portfolio)	U.S. Equity Flex III Portfolio (Acquired Portfolio)	U.S. Equity Flex IV Portfolio (Acquired Portfolio)	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	Pro Forma Adjustments	Pro Forma Combined Portfolio(2)
Net Assets	$8,669,530	$10,814,444	$7,099,426	$108,567,899		$135,151,300
Shares Outstanding	1,270,269.628	1,289,652.391	959,382.736	12,578,351.3	(437,018.72)	15,660,637.33
Net Asset Value Per Share	$6.82	$8.39	$7.40	$8.63		$8.63

(1)                                  Assumes the Acquisition of each Acquired Portfolio had been consummated on March 31, 2009 and is for information purposes only. No assurance can be given as to how many Acquiring Portfolio shares will be received by shareholders of an Acquired Portfolio on the date the applicable Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Portfolio shares that actually will be received on or after such date.

(2)                                  Assumes all of the Acquisitions are consummated.

TOTAL RETURNS

The bar charts and the tables below provide an indication of the risks of investing in each Portfolio. The bar charts show you how each Portfolio’s performance has varied from year to year for up to ten years. The tables compare each Portfolio’s performance over time to that of a broad-based securities market index. The bar charts and tables do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

U.S. Equity Flex I Portfolio (Acquiring Portfolio)

*              The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach.  Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a “flexible 130/30” strategy in an attempt to outperform the Russell 3000® Index.  Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio.  Prior to December 1, 2006, the Portfolio was known as “Small Cap Growth Portfolio.”  Between December 1, 2006 and May 1, 2009, the Portfolio was known as “Small Cap Core I Portfolio.”

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
U.S. Equity Flex I Portfolio	-34.66%	-6.04%	-1.74%	6/30/1995
Standard & Poor’s SmallCap 600® Index(2) (reflects no deduction for fees and expenses)	-13.82%	9.89%	-5.18%

(1)                 Performance information shown above does not reflect the current investment strategies of the Portfolio.  Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor’s SmallCap 600® Index as the benchmark index for the Portfolio.

(2)                 The Standard & Poor’s SmallCap 600® Index is an unmanaged market-weighted index of 600 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc.  The Standard & Poor’s SmallCap 600® Index became the Portfolio’s benchmark index on December 1, 2006 in connection with its change in investment strategy.  Investors cannot invest directly in an index.

U.S. Equity Flex II Portfolio (Acquired Portfolio)

*              The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach.  Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a “flexible 130/30” strategy in an attempt to outperform the Russell 3000® Index.  Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio.  Prior to May 1, 2009, the Portfolio was known as “Large Cap Value Portfolio.”

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
U.S. Equity Flex II Portfolio	-36.19%	-1.37%	0.48%	10/31/1997
Russell 1000® Value Index(2) (reflects no deduction for fees and expenses)	-36.85%	0.79%	1.36%

(1)                 Performance information shown above does not reflect the current investment strategies of the Portfolio.  Effective May 1, 2009, the Russell 3000® Index replaced the Russell 1000® Value Index as the benchmark index for the Portfolio.

(2)                 The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.  It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.  Investors cannot invest directly in an index.

U.S. Equity Flex III Portfolio (Acquired Portfolio)

*              The Portfolio adopted investment strategies that became effective on December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach.  Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a “flexible 130/30” strategy in an attempt to outperform the Russell 3000® Index.  Investors should be aware that performance information prior to December 1, 2006 does not reflect the investment strategies used between December 1, 2006 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio.  Prior to December 1, 2006, the Portfolio was known as “Mid-Cap Growth Portfolio.”  Between December 1, 2006 and May 1, 2009, the Portfolio was known as “Mid-Cap Core Portfolio.”

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 YEAR	5 YEARS	LIFE OF PORTFOLIO		INCEPTION DATE
U.S. Equity Flex III Portfolio	-38.44%	-3.25%	-0.74%		9/13/1999
Standard & Poor’s MidCap 400® Index(2) (reflects no deduction for fees and expenses)	-36.23%	-0.08%	5.58	%(3)

(1)                 Performance information shown above does not reflect the current investment strategies of the Portfolio.  Effective May 1, 2009, the Russell 3000® Index replaced the Standard & Poor’s MidCap 400® Index as the benchmark index for the Portfolio.

(2)                 The Standard & Poor’s MidCap 400® Index is an unmanaged market-weighted index of 400 U.S. stocks selected on the basis of market capitalization, liquidity and industry group representation and is a registered trademark of The McGraw-Hill Companies, Inc.  Investors cannot invest directly in an index.

(3)                 Performance since October 1, 1999.

U.S. Equity Flex IV Portfolio (Acquired Portfolio)

*              The Portfolio adopted investment strategies that became effective on June 1, 2005 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach.  Effective May 1, 2009, the Portfolio adopted new investment strategies through which it invests primarily in U.S. equity securities using a “flexible 130/30” strategy in an attempt to outperform the Russell 3000® Index.  Investors should be aware that performance information prior to June 1, 2005 does not reflect the investment strategies used between June 1, 2005 and May 1, 2009, and that the performance information shown above does not reflect the current investment strategies of the Portfolio.  Prior to May 1, 2009, the Portfolio was known as “Blue Chip Portfolio.”

Average Annual Total Returns(1)
(as of December 31, 2008)

	1 YEAR	5 YEARS	LIFE OF PORTFOLIO		INCEPTION DATE
U.S. Equity Flex IV Portfolio	-35.69%	-1.56%	-2.28%		11/30/2001
S&P 500 Index(2) (reflects no deduction for fees and expenses)	-37.00%	-2.19%	-1.39	%(3)

(1)                 Performance information shown above does not reflect the current investment strategies of the Portfolio.  Effective May 1, 2009, the Russell 3000® Index replaced the S&P 500 Index as the benchmark index for the Portfolio.

(2)                 The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks.  It includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

(3)                 Performance since December 1, 2001.

OWNERSHIP OF THE PORTFOLIOS

All shares of each Acquired Portfolio and the Acquiring Portfolio are owned of record by Participating Insurance Company separate accounts for the benefit of contract owners.  [No contract owner had, as of the Record Date, voting authority over as much as 5% of any Portfolios’ shares.] The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

Listed below are the name, address and share ownership of each person known to the Trust to own 5% or more of the shares of an Acquired Portfolio or the Acquiring Portfolio as of June 1, 2009. The table also indicates the percentage of each Portfolio’s shares to be owned by such persons upon consummation of the relevant Acquisition(s) on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

NAME AND ADDRESS	SHARES HELD	PERCENT OF OUTSTANDING SHARES	Pro Forma Percentage Ownership Post- Acquisition

*                                         Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

[As of June 1, 2009, the officers or Trustees of the Acquiring Portfolio and each Acquired Portfolio beneficially owned as a group less than 1% of the outstanding securities of the relevant Portfolio.]

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion is based upon and qualified in its entirety by the disclosure in the respective Prospectuses and Statements of Additional Information of the Acquiring Portfolio and the Acquired Portfolios.

INVESTMENT OBJECTIVES. The investment objectives of the Portfolios are identical.  Each Portfolio’s investment objective is capital growth. There can be no assurance that any Portfolio will achieve its investment objective.

PRINCIPAL STRATEGIES.  The principal investment strategies of the Portfolios are identical.  Each Portfolio invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies.  Each Portfolio will consist of the securities of companies included within the Russell 3000® Index (the “Benchmark”), as well as other companies that the portfolio manager deems to have similar characteristics to the companies included in the Benchmark.  The Benchmark is designed to measure the performance of the largest 3000 U.S. companies, representing approximately 98% of the investable U.S. equity market.  As of March 31, 2009, the Benchmark has a market capitalization range of approximately $2 million to $338.866 billion.

Each Portfolio generally will (i) purchase securities (i.e., hold long positions), either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short

(i.e., hold short positions), either directly or through derivatives, in an amount up to approximately 30% of its net assets.  (Selling securities short means selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop.)  Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value).  The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio’s securities selections and the availability of attractive investment opportunities.

The term “flex” in each Portfolio’s name refers to the ability of the Portfolio to vary from 100% to 130% its long positions and to vary from 0% to 30% its short positions, based on market conditions.  While each Portfolio intends to utilize short exposure, under certain conditions, it may be entirely long.  In a traditional fund that does not permit short sales of its securities, the fund’s adviser can at most assign a zero weighting to securities that the adviser expects to underperform.  With respect to each Portfolio, however, the portfolio manager may actually sell securities short that it views as likely to decline in value or underperform.  Additionally, the ability of each Portfolio to sell securities short generally enables the Portfolio to invest in additional securities as long positions while normally keeping the overall net exposure to the market the same as a traditional long-only strategy.

Each Portfolio intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value).  The long and short positions held by each Portfolio may vary over time depending on the relative performance of the Portfolio’s securities selections and the availability of attractive investment opportunities.  In times of unusual or adverse market, economic or political conditions, each Portfolio’s long positions may be closer to 100% and/or its short positions may be closer to 0% of its net assets.

Each Portfolio follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The portfolio manager selects securities for each Portfolio using proprietary quantitative models, which are designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, management’s approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price;

•                  identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit the Portfolio’s overall long exposure or increase the Portfolio’s overall short exposure to such low quality stocks; and

•                  help determine the Portfolio’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Under each Portfolio’s investment strategy, the portfolio manager applies these models to companies that are represented in the Benchmark, as well as other companies that it deems to have similar characteristics to the companies included in the Benchmark. Each Portfolio normally will be managed by both overweighting and underweighting certain securities and selling short certain securities relative to the Benchmark, using the proprietary quantitative models discussed above and based on the expected return and the risks associated with individual securities considered relative to the Portfolio as a whole, among other characteristics. In general, each Portfolio will seek to maintain investment attributes that are similar to those of the basket of securities included in the Benchmark, and intends to limit its divergence from the Benchmark in terms of market, industry and sector exposures.  Each Portfolio may invest in equity securities without regard to market capitalization.

With respect to each Portfolio, the portfolio manager generally holds a long or short position until the quantitative stock selection models described above indicate that such position be reduced or eliminated, although the portfolio manager is not required to reduce or eliminate the position under those circumstances.  With respect to each Portfolio, the portfolio manager may also reduce or eliminate a position in a security for a variety of reasons, such as to realize profits or take advantage of better investment opportunities.

Some companies may cease to be represented in the Benchmark after a Portfolio has purchased their securities.  Each Portfolio is not required to sell securities solely because the issuers are no longer represented in the Benchmark, and may continue to hold such securities.

Each Portfolio’s 80% investment policy may be changed by the Board of Trustees on 60 days’ notice to shareholders.  Each Portfolio’s investment objective may be changed without shareholder approval.

Each Portfolio invests primarily in:

•                  common stocks

•                  preferred stocks

•                  securities convertible into common stocks

•                  securities whose values are based on common stock, such as rights and warrants

Each Portfolio invests primarily in U.S. equity securities, including both listed and unlisted securities, but may also invest in non-U.S. securities and restricted securities or other instruments with no ready market.  Each Portfolio may also engage in other investment practices, such as using options, forwards, futures, swaps and other types of derivative instruments in seeking to achieve its investment objective or for hedging purposes.

INVESTMENT LIMITATIONS. The Acquiring Portfolio and each Acquired Portfolio have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Portfolio. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  Each of the Flex II Portfolio and the Flex III Portfolio has fundamental investment limitations that are identical to those of the Acquiring Portfolio; except that the Flex II Portfolio has a fundamental investment limitation with respect to diversification, while the Acquiring Portfolio does not.  The Flex IV Portfolio has fundamental investment limitations that are substantially similar to those of the Acquiring Portfolio; except that the Flex IV Portfolio has a fundamental investment limitation with respect to diversification, while the Acquiring Portfolio does not.  Nonetheless, the Acquiring Portfolio operates as a diversified investment company, just like each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio.  None of the differences in the fundamental investment limitations of the Acquiring Portfolio and those of each of the Flex II Portfolio and the Flex IV Portfolio are anticipated to impact the identical manner in which all of such Portfolios are intended to be managed.

CERTAIN INVESTMENT PRACTICES. For each of the following practices, the table below shows the current applicable investment limitation for each Portfolio. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined in the Acquiring Portfolio’s Prospectus, which accompanies this Prospectus/Proxy Statement.  As noted above, the investment limitation for each investment practice is the same for each Portfolio, except that:

•                  the Flex II Portfolio may invest up to 15% of its total assets in warrants, while the Acquiring Portfolio may invest up to 10% of its net assets in such securities; and

•                  the Acquiring Portfolio may invest up to 15% of its net assets in restricted and illiquid securities, while the Flex III Portfolio may invest up to 10% of its net assets in such securities.

KEY TO TABLE:

¡	Permitted without limitation; does not indicate actual use

20%	Bold type (e.g., 20%) represents an investment limitation as a percentage of net Portfolio assets; does not indicate actual use

20%	Roman type (e.g., 20%) represents an investment limitation as a percentage of total Portfolio assets; does not indicate actual use

☐	Permitted, but not expected to be used to a significant extent

LIMIT
INVESTMENT PRACTICE	U.S. Equity Flex I Portfolio (Acquiring Portfolio)	U.S. Equity Flex II Portfolio	U.S. Equity Flex III Portfolio	U.S. Equity Flex IV Portfolio

BORROWING. The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Leveraging, speculative exposure risk.	33 1/3%	33 1/3%	33 1/3%	33 1/3%

EQUITY AND EQUITY-RELATED SECURITIES. Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.

	¡	¡	¡	¡

FUTURES AND OPTIONS ON FUTURES. Futures contracts traded on an exchange that enable a

Portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate a Portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, derivatives, hedged exposure, interest-rate, leveraging, market, speculative exposure risks.(2)

	☐	☐	☐	☐

OPTIONS. Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A Portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, derivatives, hedged exposure, leveraging, liquidity, market, speculative exposure, valuation risks.	25%	25%	25%	25%

REAL-ESTATE INVESTMENT TRUSTS (REITs). Pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Credit, liquidity, interest-rate, market risks.

	☐	☐	☐	☐

RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%	15%	10%	15%

SECTOR CONCENTRATION. Investing more than 25% of a Portfolio’s net assets in a market sector. Performance will largely depend on the sector’s performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the Portfolio.

	☐	☐	☐	☐

SECURITIES LENDING. Lending portfolio securities to financial institutions; a Portfolio receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.

	33 1/3%	33 1/3%	33 1/3%	33 1/3%

SHORT POSITIONS. Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If a Portfolio were to take short positions in stocks that increase in value, then the Portfolio would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Leveraging, liquidity, market, short sales, speculative exposure risks.	30%	30%	30%	30%

SHORT SALES “AGAINST THE BOX.” A short sale where the Portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, short sales, speculative exposure risks.	10%	10%	10%	10%

SHORT-TERM TRADING. Selling a security shortly after purchase. A Portfolio engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains distributions could raise shareholders’ income tax liability.

	☐	☐	☐	☐

SMALL COMPANIES. Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	¡	¡	¡	¡

SPECIAL-SITUATION COMPANIES. Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization,

merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special situation company could decline in value and hurt a Portfolio’s performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

¡	¡	¡	¡

STRUCTURED INSTRUMENTS. Swaps, structured securities and other instruments that allow a Portfolio to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the Portfolio’s direct investment is restricted. Credit, currency, derivatives, information, interest-rate, leveraging, liquidity, market, political, speculative exposure, valuations risks.

☐	☐	☐	☐

SWAPS. A contract between a Portfolio and another party in which the parties agree to exchange streams of payments based on certain benchmarks, such as market indices or currency or interest rates. For example, a Portfolio may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the Portfolio’s direct investment is restricted. Credit, derivatives, information, interest-rate, leveraging, liquidity, market, speculative exposure, valuation risks.

¡	¡	¡	¡

TEMPORARY DEFENSIVE TACTICS. Placing some or all of a Portfolio’s assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a Portfolio’s principal investment strategies and

might prevent the Portfolio from achieving its goal.	☐	☐	☐	☐

WARRANTS. Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%	15%	10%	10%

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%	20%	20%	20%

(1)                                 Each Portfolio is not obligated to pursue any hedging strategy.  In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)                                 Each Portfolio is limited to using 5% of net assets for amounts necessary for initial margin and premiums on futures positions considered to be speculative.

DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING PORTFOLIO

The NAV of the Acquiring Portfolio (as well as each Acquired Portfolio) is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Portfolio’s total assets, less its liabilities, by the number of shares outstanding.

The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The Portfolio may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio’s net asset value is calculated.  In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Portfolio prices its shares.  The Portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The Portfolio’s fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV.

Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Portfolio does not compute its prices.  This could cause the value of the Portfolio’s investments to be affected by trading on days when you cannot buy or sell shares.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

Frequent purchases and redemptions of Portfolio shares present risks to the contract owners or plan participants who hold shares of a Portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of Portfolio shares; interference with the efficient management of the Portfolio, such as the need to keep a larger portion of the Portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio’s investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of “stale” or otherwise inaccurate prices for portfolio holdings (e.g., “time zone arbitrage”).

Each Portfolio will take steps to detect and eliminate excessive trading in Portfolio shares, pursuant to the Portfolio’s policies as described in this Prospectus/Proxy Statement and approved by the Board of Trustees. Each Portfolio defines excessive trading or “market timing” as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. Each Portfolio’s distributor enters into agreements with intermediaries such as insurance company separate accounts and tax-qualified pension and retirement plans that require such intermediaries to provide certain information to help detect frequent trading by their contract holders or plan participants and to eliminate frequent trading by these contract holders and plan participants.

Each Portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, each Portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of Portfolio shares.

Each Portfolio has also adopted fair valuation policies to protect the Portfolio from “time zone arbitrage” with respect to foreign securities holdings and other trading practices that seek to take advantage of “stale” or otherwise inaccurate prices.

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases.  Also, contract holders and plan participants who invest in a Portfolio through insurance company separate accounts and plans may be subject to the policies and procedures of their insurance companies and plans with respect to excessive trading of Portfolio shares, which may define market timing differently than the Portfolio does and have different consequences associated with it.

Each Portfolio’s policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

MANAGEMENT OF EACH PORTFOLIO

Credit Suisse, located at Eleven Madison Avenue, New York, New York 10010, provides investment advisory services to each of the Portfolios under separate advisory agreements.  Credit Suisse is part of the asset management business of Credit Suisse Group (“CS”), one of the world’s leading banks.  CS provides its clients with investment banking, private banking and asset management services worldwide.  The asset management business of CS is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.  The Portfolios’ respective investment advisory agreements with Credit Suisse are identical with respect to all terms, other than the management fee as set out below.

Jordan Low is responsible for the day-to-day portfolio management of the Portfolios.  Mr. Low is supported by a team of investment professionals from the Credit Suisse Quantitative Equities Group.

Mr. Low, Director, is global head of research and portfolio management for quantitative equity products.  Mr. Low has been each Portfolio’s portfolio manager since February 2008.  He joined Credit Suisse in February 2008.  Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank.  Prior to joining Credit Suisse, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage.  Mr. Low holds B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology.  Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Each Portfolio’s Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Portfolio. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Portfolio. State Street serves as custodian of each of the Portfolios’ assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for each of the Portfolios.  The Portfolios’ respective agreements with each of the above service providers, if applicable, are identical with respect to all terms.

The Acquiring Portfolio pays Credit Suisse a management fee of 0.70% of its average daily net assets, while each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio pays Credit Suisse a management fee of  0.50%., 0.70% and 0.50%, respectively, of its average daily net assets.  For the 2008 fiscal year, the Acquiring Portfolio, the Flex II Portfolio and the Flex III Portfolio each paid Credit Suisse 0.70%, 0.50% and 0.59% (due to voluntary fee waivers), respectively, of its average net assets for advisory services, and the Flex IV Portfolio did not pay Credit Suisse for advisory services, due to voluntary fee waivers.

In addition to the management fee, each Portfolio pays a co-administration fee to CSAMSI of 0.09% of its average daily net assets. Each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Credit Suisse Fund Complex (the “Fund Complex”), 0.03% of the Fund Complex’s next $5 billion in average daily net assets, and 0.02% of the Fund Complex’s average daily net assets in excess of $10 billion, subject to a minimum fee and exclusive of out-of-pocket expenses.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement of each Portfolio is available in each Portfolio’s annual report to shareholders for the period ended December 31, 2008.

Each Portfolio bears its proportionate share of fees payable to Credit Suisse, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Portfolio at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Portfolio’s average daily net assets.

FINANCIAL HIGHLIGHTS OF THE ACQUIRING PORTFOLIO

The financial highlights table is intended to help you understand the performance of the shares of the Acquiring Portfolio that are being offered to Acquired Portfolio shareholders for the past five years.  The figures below have been audited by the Acquiring Portfolio’s independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report on the Acquiring Portfolio’s financial statements is included in the Acquiring Portfolio’s annual report. The total returns do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; if such charges and expenses were reflected, total returns would be lower.

	For the Year Ended December 31,
	2008	2007	2006	2005	2004

Per share data
Net asset value, beginning of year	$15.47	$15.60	$14.89	$15.30	$13.80
INVESTMENT OPERATIONS
Net investment income (loss)	0.10	0.02	(0.14)	(0.14)	(0.14)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(5.46)	(0.15)	0.85	(0.27)	1.64
Total from investment operations	(5.36)	(0.13)	0.71	(0.41)	1.50
LESS DIVIDENDS
Dividends from net investment income	(0.01)	—	—	—	—
Net asset value, end of year	$10.10	$15.47	$15.60	$14.89	$15.30
Total return(1)	(34.66)%	(0.83)%	4.77%	(2.68)%	10.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$135,359	$286,855	$413,335	$557,377	$767,104
Ratio of expenses to average net assets	0.93%	0.92%	1.11%	1.14%	1.10%
Ratio of net investment income (loss) to average net assets	0.65%	0.08%	(0.75)%	(0.84)%	(0.92)%
Portfolio turnover rate	204%	203%	208%	82%	99%

(1)      Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.  Total returns do not reflect charges and expenses attributable to any particular variable contract or  plan.

INTEREST OF CREDIT SUISSE IN THE ACQUISITIONS

Credit Suisse may be deemed to have an interest in each Agreement and each Acquisition because it provides investment advisory services to each Portfolio. Credit Suisse receives compensation from each Portfolio for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with Credit Suisse are described in each Portfolio’s Prospectuses and Statement of Additional Information. Future growth of the assets of the Acquiring Portfolio, if any, can be expected to increase the total amount of fees payable to Credit Suisse and its affiliates.

Credit Suisse may also be deemed to have an interest in each Agreement and each Acquisition because CSAMSI serves as the co-administrator and distributor for each Portfolio. As co-administrator, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS’ RIGHTS

GENERAL.  The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a “Massachusetts business trust.”  The Trust’s Declaration of Trust, as amended (the “Declaration of Trust”), authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

In each Portfolio, shares represent interests in the assets of the relevant Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions.

TRUSTEES. The Declaration of Trust provides that the term of office of each Trustee shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall be qualified or his earlier resignation, removal or death.  The Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration.  Trustees of the Trust may be removed by at least two-thirds of Trustees. Vacancies on the Board of the Trust may be filled by the Trustees remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees then holding office shall have been elected by the shareholders of the Trust. A meeting of shareholders will be required for the purpose of electing Trustees whenever (a) fewer than a majority of the Trustees then in office were elected by shareholders of the Trust or (b) a vacancy exists that may not be filled by the remaining Trustees and must be filled.

VOTING RIGHTS.  When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and fractional votes for fractional shares held.  Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law.  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders.  Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.  A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares.

Under current law, a Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Portfolio shares held in the separate account in proportion to the voting instructions received. Plans may or may not pass through voting rights to plan participants, depending on the terms of the plan’s governing documents.  For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the plan documents or other informational materials supplied by plan sponsors.

At least a majority of shares of beneficial interest of each Acquired Portfolio entitled to vote at a meeting will constitute a quorum with respect to such Acquired Portfolio.

LIQUIDATION OR TERMINATION. All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio’s net assets.

INVOLUNTARY REDEMPTIONS. The Trust’s Declaration of Trust authorizes the Trust to redeem shares of any Portfolio, subject to applicable law, (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of shares of the Trust or of any Portfolio, or (ii) upon such other conditions with respect to the maintenance of shareholder accounts of a minimum amount as may from time to time be determined by the Trustees and set forth in the then current Prospectus of such Portfolio.  Each Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the Declaration of Trust is subject to the Board’s fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

RIGHTS OF INSPECTION. Massachusetts business trust law does not have provisions relating to rights of inspection. However, the Declaration of Trust provides that the records of each Acquired Portfolio shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts Business Corporation Law.

LIABILITY OF TRUSTEES. The Declaration of Trust provides that the Trustees and officers shall not be liable in such capacity for monetary damages, except (1) if such person did not act in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust or (2) for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee or officer.  The Declaration of Trust in effect provides that each Portfolio shall indemnify each Trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought to the fullest extent permitted by applicable law.

SHAREHOLDER LIABILITY. Massachusetts law provides that shareholders of a Portfolio could, under certain circumstances, be held personally liable for the obligations of a Portfolio.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee.  The Declaration of Trust provides for indemnification from a Portfolio’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Portfolio would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial.  Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the relevant Portfolio.  The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The foregoing is only a summary of certain characteristics of the operations of each of the Portfolios. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the constituent documents and state laws governing each Portfolio for a more thorough description.

CONCLUSION

Each Agreement was approved by the Board of Trustees of the Trust on May 12, 2009. The Board has determined that each Acquisition is in the best interests of each relevant Portfolio’s shareholders and that the interests of existing shareholders of such Portfolios will not be diluted as a result of the Acquisition. If the shareholders of an Acquired Portfolio do not approve the Agreement relating to their Portfolio or if the relevant Acquisition is not completed, the Acquired Portfolio will continue to engage in business as a registered investment company and its Board of Trustees will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

Approval of each Agreement requires the affirmative vote of (a) 67% or more of the voting securities of the relevant Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less.

THE BOARD OF TRUSTEES OF THE ACQUIRED
PORTFOLIOS, INCLUDING THE TRUSTEES WHO ARE NOT
“INTERESTED PERSONS” (AS THAT TERM IS DEFINED IN THE
1940 ACT) RECOMMENDS THAT YOU VOTE FOR THE

PROPOSAL RELATING TO YOUR PORTFOLIO.

ADDITIONAL INFORMATION

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectus and the Statement of Additional Information for the Acquiring Portfolio, along with related information, may be found on the SEC website as well (http://www.sec.gov).

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Portfolios to be used at the Joint Special Meeting of Shareholders of each Acquired Portfolio to be held at 3:00 p.m. on August 7, 2009, at the offices of the Acquired Portfolios, Eleven Madison Avenue, 24th Floor, New York, New York 10010 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of each Acquired Portfolio on or about June [    ], 2009. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, each of the Flex II Portfolio, the Flex III Portfolio and the Flex IV Portfolio had [              ], [               ] and [               ] shares outstanding, respectively. The holders of a majority of the outstanding shares of beneficial interest of each Acquired Portfolio entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting for such Acquired Portfolio.

The Trust, on behalf of its Portfolios, offers its shares only to Participating Insurance Companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in an Acquired Portfolio as of the Record Date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. The Participating Insurance Companies will vote shares of each Acquired Portfolio for which no instructions have been received in the same proportion as they vote shares for which they have received instructions. Abstentions will have the effect of a negative vote on the proposal for the relevant Acquired Portfolio. Unmarked voting instructions will be voted in favor of the proposal for the relevant Acquired Portfolio. If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to J. Kevin Gao, Secretary of the Trust, Eleven Madison Avenue, New York, New York 10010 or by voting in person at the Special Meeting.  Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Proxy solicitations will be made by mail. The expenses of the Acquisition will be borne by Credit Suisse or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type).

In the event that a quorum necessary to vote on the proposal for an Acquired Portfolio at the Special Meeting is not present or sufficient votes to approve the proposal are not received prior to 3:00 p.m. on August 7, 2009, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies to receive the vote necessary for its passage or to obtain a quorum. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of beneficial interest of the relevant Acquired Portfolio present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Portfolio.

OTHER BUSINESS

The Board of Trustees of the Acquired Portfolios knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

The approval of shareholders of the Acquiring Portfolio is not required in order to affect each Acquisition and, accordingly, the votes of the shareholders of the Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited statement of assets and liabilities of each of the Portfolios as of December 31, 2008, including their respective schedules of portfolio investments, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Portfolio has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm to each of the Portfolios, given on the authority of such firms as experts in accounting and auditing.

ADDITIONAL MATERIALS

The current Statements of Additional Information for the Portfolios, dated May 1, 2009, which have been incorporated by reference into the Statement of Additional Information, dated June [    ], 2009, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of an Acquired Portfolio requesting a copy of such Statement of Additional Information.

Each Portfolio discloses its portfolio holdings and certain of the Portfolio’s statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on each Portfolio’s website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month are posted on the website. A description of each Portfolio’s policies and procedures with respect to disclosure of its portfolio securities is available in each Portfolio’s Statement of Additional Information.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Portfolio.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [      ] day of [              ], 2009, by Credit Suisse Trust, a Massachusetts business trust (the “Trust”) on behalf of its series, the U.S. Equity Flex [      ] Portfolio (the “Acquired Portfolio”) and the  U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”) (the Acquired Portfolio and Acquiring Portfolio, collectively, the “Portfolios”), and, solely for purposes of Sections 4.2, 5.7 and 8.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware (“Credit Suisse”).

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization of the Acquired Portfolio (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio in exchange solely for shares of beneficial interest (collectively, the “Shares”) of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”) to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

As the Portfolios are each series of the Trust, all parties to this Agreement acknowledge and accept that each Portfolio does not have a Board of Trustees or officers separate from the other series of the Trust.  Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by each Portfolio in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, each Portfolio.

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquired Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquiring Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio’s shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             Transfer of assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and assumption of the Acquired Portfolio’s liabilities and liquidation of the Acquired Portfolio.

1.1.          Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor:  (i) to deliver to the Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio

Share; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          (a)The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing date provided in paragraph 3.1 (the “Closing Date”).

(b)           The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio’s assets as of the date of execution of this Agreement.  The Acquired Portfolio reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest.  The Acquired Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquiring Portfolio with a list of the securities, if any, on the Acquired Portfolio’s list referred to in the first sentence of this paragraph which do not conform to the Acquiring Portfolio’s investment objective, policies and restrictions.  In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date.  In addition, if it is determined that the portfolios of the Acquired Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3.          The Acquired Portfolio will endeavor to discharge all of the known liabilities and obligations of the Acquired Portfolio prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.  The Acquiring Portfolio shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Portfolio and the Acquiring Portfolio prepared by State Street Bank and Trust Company (“State Street”), the accounting agent of each Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.  The Acquiring Portfolio shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Portfolio specifically arising from or relating to the operations and/or transactions of the Acquired Portfolio prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.5 hereof.

1.4.          As soon on or after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Portfolio will liquidate and distribute pro rata to the Acquired Portfolio’s shareholders of record determined as of the close of business on the Closing Date (the “Portfolio Shareholders”) the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio’s shareholders representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders.  All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although any share certificates representing interests in the Acquired Portfolio will represent a number of Acquiring Portfolio Shares after the Closing Date as determined in accordance with Section 2.2.  The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.  Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio’s current prospectus and statement of additional information.

1.6.          Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.7.          Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

2.             Valuation

2.1.          The value of the Acquired Portfolio’s assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquired Portfolio’s then current prospectus or statement of additional information.

2.2.          The number of Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) in exchange for shares of beneficial interest of the Acquired Portfolio shall be determined by dividing the value of the net assets of the Acquired Portfolio attributable to its shares of beneficial interest determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Acquiring Portfolio computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Portfolio’s then current prospectus or statement of additional information.

2.3.          All computations of value with respect to the Acquiring Portfolio and the Acquired Portfolio shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Portfolio.

3.             Closing and Closing Date

3.1.          The Closing Date for the Reorganization shall be August 14, 2009, or such other date as the parties to such Reorganization may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided.  The Closing shall be held as of [3:00 p.m.], at the offices of Willkie Farr & Gallagher LLP or at such other time and/or place as the parties may agree.

3.2.          The Trust shall direct State Street, as custodian, to transfer ownership of the Assets from the accounts of the Acquired Portfolio that State Street maintains as custodian for the Acquired Portfolio to the accounts of the Acquiring Portfolio that State Street maintains as custodian for the Acquiring Portfolio and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Acquired Fund are being delivered as of the Closing Date. The Acquired Portfolio shall deliver a certificate stating that all necessary taxes in connection with the delivery of the Assets of the Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.          In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.          The Acquired Portfolio shall deliver at the Closing a list of the names and addresses of the Acquired Portfolio’s shareholders and the number of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Portfolio’s transfer agent.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired Portfolio’s account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, the Trust, on behalf of the Portfolios, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.             Representations and Warranties

4.1.          The Trust, on behalf of each Portfolio, represents and warrants that:

(a)           The Portfolios are not, and the execution, delivery and performance of this Agreement by the Trust will not result, in a violation of the Trust’s Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Portfolios, is a party or by which the Portfolios or their property are bound;

(b)           There are no contracts or other commitments (other than this Agreement) of the Acquired Portfolio which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

(c)           The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission  (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect;

(d)           No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Portfolios or any of their properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business.  The Trust knows of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated herein;

(e)           The Statements of Assets and Liabilities of the Acquired Portfolio as of December 31, 2008, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of [               ], 2009 not disclosed therein.

(f)            Since December 31, 2008 there has not been any material adverse change in each Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by a Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred.  For purposes of this subsection (f), a decline in net asset value per share of a Portfolio due to declines in market values of securities in a Portfolio’s portfolio, the discharge of Portfolio liabilities, or the redemption of Portfolio shares by Portfolio shareholders shall not constitute a material adverse change;

(g)           At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of each Portfolio required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of each Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)           (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), each Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and the Acquiring Portfolio will do so for the taxable year including the Closing Date;

(i)            All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4.  Each Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)            At the Closing Date, (i) the Acquiring Portfolio will have good and marketable title to its assets and (ii) the Acquired Portfolio will have good and marketable title to the Acquired Portfolio’s assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder.  Upon delivery and payment for such assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Portfolio may have acquired in the ordinary course of business and of which the Acquiring Portfolio has received notice and necessary documentation at or prior to the Closing;

(k)           The information to be furnished by the Acquiring Portfolio and Acquired Portfolio for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)            The current prospectuses and statements of additional information of the Acquiring Portfolio and Acquired Portfolio on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(m)          Insofar as the following relate to the Portfolios, the registration statement filed by the Trust on behalf of the Acquiring Portfolio on Form N-14 relating to Acquiring Portfolio Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Portfolio (the “Proxy Statement”) and the prospectus of the Acquiring Portfolio with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of any shareholders’ meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and

(n)           The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.          Credit Suisse represents and warrants to the Acquiring Portfolio as follows: To the knowledge of Credit Suisse (i) there are no claims, actions, suits or proceedings pending against the Acquired Portfolio, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of Credit Suisse and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Portfolio that would materially adversely affect the Acquired Portfolio or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Portfolio.

5.             Covenants of the Acquired Portfolio and the Acquiring Portfolio

5.1.          The Acquiring Portfolio and the Acquired Portfolio will operate their respective businesses in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.2.          The Trust, on behalf of the Acquired Portfolio, will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that (i) the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Portfolio, there is no plan or intention by Acquired Portfolio’s Shareholders to sell, exchange or otherwise dispose of a number of Acquired Portfolio Shares (or Acquiring Portfolio Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Portfolio Shareholders’ ownership of Acquired Portfolio Shares (or equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50 percent of the number of Acquired Portfolio Shares as of the record date of the Reorganization; and (iii) the Acquired Portfolio will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

5.4.          Subject to the provisions of this Agreement, the Trust on behalf of the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.          The Acquiring Portfolio agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer (“Indemnified Person”) of the Trust, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person’s service as a Trustee or officer of the Trust, as such service involves the Acquired Portfolio, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law.  This paragraph 5.5 shall not protect any such Indemnified Person against any liability to the Acquired Portfolio, the Acquiring Portfolio or their shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office.  An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Portfolio for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law.  Such Indemnified Person shall provide to the Acquiring Portfolio a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Portfolio under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met.  In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Portfolio for its undertaking; (b) the Acquiring Portfolio is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Acquiring Portfolio, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Portfolio at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.6.          The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither the Acquiring Portfolio, the Acquired Portfolio nor the Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the Acquiring Portfolio, the Acquired Portfolio and the Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in Section 7.6.

5.7.          Credit Suisse agrees that the Acquiring Portfolio will succeed to all rights that the Acquired Portfolio has, or would have but for the Reorganization, against Credit Suisse or its affiliates by reason of any act or failure to act by Credit Suisse or any of its affiliates prior to the Closing Date.

6.             Conditions Precedent to Obligations of the Trust

The obligations of the Trust, on behalf of the Portfolios, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Portfolios, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.          All representations and warranties by the Trust, the Acquired Portfolio or Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust has delivered, on behalf of each Portfolio, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.          The Trust, on behalf of the Portfolios, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Trust, dated as of the Closing Date, covering the following points:

That (a) the Trust is a validly existing business trust under the laws of the Commonwealth of Massachusetts, and has the trust power to own all of the properties and assets of each of the Portfolios and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Portfolios are duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by Credit Suisse, is a valid and binding obligation of the Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust’s Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust, on behalf of each Portfolio, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which a Portfolio is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Trust, on behalf of each Portfolio, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Portfolios’ business; (g) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (h) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Acquiring Portfolio Shares to be issued to the Acquired Portfolio’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Portfolio has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Massachusetts law, such counsel shall be entitled to state that they have relied upon the opinion of Sullivan & Worcester LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP.

In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.4.          Each Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to that Portfolio dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Portfolio, to the effect that:

(a)           they are an independent registered public accounting firm with respect to each Portfolio within the meaning of the 1933 Act and the applicable regulations thereunder; and

(b)           in their opinion, the financial statements and financial highlights of each Portfolio included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

6.5.          The Acquiring Portfolio and the Acquired Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to both Portfolios and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Portfolio, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Portfolio and the Acquired Portfolio and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Portfolio appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Portfolio or from schedules prepared by officers of the Trust, on behalf of each Portfolio, having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

6.6.          The Acquiring Portfolio shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Portfolio and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 6.5.

7.             Further Conditions Precedent to Obligations of the Acquiring Portfolio and the Acquired Portfolio

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Portfolios, the Trust shall not be required to consummate the transactions contemplated by this Agreement.

7.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, as amended, and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Portfolio.

7.2.          The Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of each Portfolio and that the interests of the shareholders in each Portfolio would not be diluted as a result of such transactions.

7.3.          On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.4.          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including “no-action” positions of and exemptive orders from such federal and state authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio.

7.5.          The N-14 Registration Statement and the prospectus and statement of additional information filed as part of the Acquiring Portfolio’s registration statement on Form N-1A shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.6.          The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquired Portfolio and the Acquiring Portfolio and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)           The transfer of all of the Acquired Portfolio’s assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio Shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio’s taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio’s assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio’s shareholders in exchange for their shares of the Acquired Portfolio; (d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio Shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio; (e) the aggregate tax basis of the Acquiring Portfolio Shares received by each of the Acquired Portfolio’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Portfolio’s taxable year, the tax basis of the Acquired Portfolio’s assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Reorganization and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio. The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Trust.

Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 7.6.

8.             Brokerage Fees and Expenses; Other Agreements

8.1.          Each Portfolio represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

8.2.          Credit Suisse or its affiliates agrees to bear the reasonable expenses that are solely and directly related to the transactions contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement).  These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Portfolio Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Acquiring Portfolio and by the Acquired Portfolio in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby; and (vi) any other reasonable Reorganization expenses.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.3.          Any other provision of this Agreement to the contrary notwithstanding, any liability of either Portfolio under this Agreement, or in connection with the transactions contemplated herein with respect to such Portfolio, shall be discharged only out of the assets of such Portfolio.

9.             Entire Agreement; Survival of Warranties

9.1.          The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

9.2.          The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.           Termination

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Trust.

11.           Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Trust; provided, however, that following the meeting of the Acquired Portfolio’s shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio’s Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.           Notices

12.1.        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

or to the Acquired Portfolio at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

13.           Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

13.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Except as provided in Section 5.5, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.        The Trust’s Declaration of Trust, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts.  Notice is hereby given that this Agreement is entered into by the Trust on behalf of each Portfolio by an officer of the Trust, in each case in such officer’s capacity as an officer and not individually.  It is understood and expressly stipulated that none of the Trustees, officers or shareholders of the Portfolios are personally liable hereunder.  All persons dealing with the Acquired Portfolio should look solely to the property of the Acquired Portfolio for the enforcement of any claims against the Acquired Portfolio.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE TRUST
For and on Behalf of
U.S. EQUITY FLEX [ ] PORTFOLIO AND
U.S. EQUITY FLEX I PORTFOLIO

By:
Name:
Title:

Attestation By:
Name:
Title:

Solely with respect to paragraphs 4.2, 5.7 and 8.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
Name:
Title:

Attestation By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

Eleven Madison Avenue

New York, New York 10010

1-800-222-8977

RELATING TO THE ACQUISITION BY CREDIT SUISSE TRUST —
U.S. EQUITY FLEX I PORTFOLIO

(THE “ACQUIRING PORTFOLIO”)

OF THE ASSETS OF EACH OF

CREDIT SUISSE TRUST — U.S. EQUITY FLEX II PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX III PORTFOLIO

CREDIT SUISSE TRUST — U.S. EQUITY FLEX IV PORTFOLIO

(COLLECTIVELY, THE “ACQUIRED PORTFOLIOS”).

Dated: June [    ], 2009

This Statement of Additional Information (“SAI”) relates specifically to the proposed transfer of all of the assets of each Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio.

This SAI is not a prospectus. A Prospectus/Proxy Statement, dated June [    ], 2009, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Portfolio at the telephone number or address set forth above. This SAI should be read in conjunction with the Prospectus/Proxy Statement.  This SAI contains information which may be of interest to shareholders relating to each Acquisition, but which is not included in the Prospectus/Proxy Statement.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information of each of the Acquiring Portfolio and each Acquired Portfolio, the Annual Report of each of the Acquiring Portfolio and each Acquired Portfolio, and other information regarding the Acquiring Portfolio and each Acquired Portfolio.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Additional Information About the Acquiring Portfolio and Each Acquired Portfolio	B-2
Financial Statements	B-2
Pro Forma Financial Statements	B-2

B-1

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO

AND EACH ACQUIRED PORTFOLIO

For the Acquiring Portfolio: Incorporates by reference the Statement of Additional Information for the Acquiring Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission.

For each Acquired Portfolio: Incorporates by reference the Statement of Additional Information for each Acquired Portfolio, dated May 1, 2009, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report of the Acquiring Portfolio for the year ended December 31, 2008, (ii) the Annual Report of the U.S. Equity Flex II Portfolio for the year ended December 31, 2008, (iii) the Annual Report of the U.S. Equity Flex III Portfolio for the year ended December 31, 2008 and (iv) the Annual Report of the U.S. Equity Flex IV Portfolio for the year ended December 31, 2008.  Each of these reports contains historical financial information regarding each of the Portfolios and has been filed with the Securities and Exchange Commission.  The financial statements therein, and the reports of the independent registered public accounting firm therein, are incorporated by reference herein.

PRO FORMA FINANCIAL STATEMENTS

Because the net asset value of each Acquired Portfolio is less than 10% of the Acquiring Portfolio’s net asset value, pro forma financial statements are not required to be and have not been prepared for inclusion in this SAI filed in connection with each Acquisition.

B-2

PART C
OTHER INFORMATION

Item 15.         Indemnification

Registrant, and officers and directors of Credit Suisse Asset Management, LLC (“Credit Suisse”) and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant.  Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust’s Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 16.         Exhibits

1. Declaration of Trust.

(a)	Declaration of Trust dated March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)	Amendment to Declaration of Trust dated March 31, 1995, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.
(c)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(d)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(e)	Amendment to Declaration of Trust dated April 3, 2001, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(f)

Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996, incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed on April 18, 1996.

(g)

Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997, incorporated by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on August 11, 1997.

(h)

Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998, incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 1999.

(i)

Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Value Portfolio dated June 25, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(j)	Certificate of Amendment dated November 7, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(k)

Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

(l)	Certificate of Amendment dated June 18, 2003, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.

(m)	Certificate of Termination dated March 11, 2004, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.
(n)	Certificate of Amendment dated May 3, 2004, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.
(o)	Certificate of Amendment dated February 3, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(p)	Certificate of Amendment dated February 17, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(q)

Certificate of Termination of High Yield Portfolio and Strategic Small Cap Portfolio dated March 1, 2005, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(r)

Designation of Series relating to addition of Commodity Return Strategy Portfolio dated August 22, 2005, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, filed on August 24, 2005.

(s)	Certificate of Amendment dated November 17, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.
(t)

Certificate of Termination of Small Cap Core II Portfolio of Credit Suisse Trust dated May 16, 2007, incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2008.

(u)	Certificate of Amendment dated February 26, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

2. By-Laws.

(a)	By-Laws as adopted March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)

Amendment to By-Laws dated February 6, 1998, incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Large Cap Growth Fund, filed on February 23, 1998 (Securities Act File No. 33-12344).

(c)

Amended By-Laws dated February 5, 2001, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343).

(d)	Amendment to By-Laws dated April 3, 2001 is incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(e)	Amendment to By-Laws dated December 12, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(f)

Amended and Restated By-Laws as amended February 12, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

3. Not Applicable.

4. Form of the Agreement and Plan of Reorganization (included as Exhibit A to Registrant’s Prospectus/Proxy Statement contained in Part A of this Registration Statement).

5. Form of Share Certificate, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.

6. Investment Advisory Agreements.

(a)

Investment Advisory Agreement dated October 1, 2006 for the Emerging Markets Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(b)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 for the International Focus Portfolio, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.

(c)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Large Cap Value Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(d)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Mid-Cap Core Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(e)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Small Cap Core I Portfolio, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(f)

Amended and Restated Investment Advisory Agreement dated September 12, 2001, as amended and restated May 17, 2005 for the Blue Chip Portfolio, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(g)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated February 21, 2005 for the Global Small Cap Portfolio, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(h)

Investment Advisory Agreement for the Commodity Return Strategy Portfolio dated February 28, 2006, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(i)

Fee Waiver Agreement for the International Equity Flex III Portfolio dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

7. Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000, as amended and restated May 3, 2004 and November 15, 2006, incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Credit Suisse Cash Reserve Fund, Inc. filed on April 26, 2007 (Securities Act File No. 2-94840).

8. Not applicable.

9. Custodian Agreements.

(a)

Custodian Agreement with State Street Bank and Trust Company (“State Street”), dated October 20, 2000, incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2000.

(b)

Amendment to Custodian Agreement with State Street dated April 26, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001 (Securities Act File No. 33-12344).

(c)

Amendment to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(d)

Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(e)

Amendment to Custodian Agreement with State Street dated November 16, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(f)	Custody Fee Schedule dated February 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

10. Plan of Distribution pursuant to Rule 12b-1 pertaining to the Commodity Return Strategy Portfolio dated August 17, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

11. Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust, filed herewith.

12. Form of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters, filed herewith.

13. Material Contracts.

(a) Co-Administration Agreement with CSAMSI dated November 1, 1999, as amended and restated November 16, 2005 and November 15, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(b)(1) Co-Administration Agreement with State Street dated March 18, 2002, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554).

(b)(2) Amendment No. 1 to the Co-Administration Agreement with State Street dated January 1, 2007, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(c) Form of Participation Agreement, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(d) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated October 1, 2007, incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund filed on December 21, 2007 (Securities Act File No. 333-116212).

(e) Combined U.S. Accounting and Administration Fee Schedule Revised January 1, 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(f) Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) First Amendment to Securities Lending Authorization Agreement dated December 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(h) Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(j) Fourth Amendment to Securities Lending Authorization Agreement dated July 16, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(k) Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(l) Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Seventh Amendment to Securities Lending Authorization Agreement dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Securities Lending and Services Agreement with State Street Bank and Trust dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

14. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, filed herewith.

15. Not applicable.

16. Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on March 2, 2009.

17. Additional Exhibits.

(a) Form of Proxy Card, filed herewith.

(b) Prospectus and Statement of Additional Information of U.S. Equity Flex I Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(c) Annual Report of U.S. Equity Flex I Portfolio (formerly “Small Cap Core I Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(d) Prospectus and Statement of Additional Information of U.S. Equity Flex II Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(e) Annual Report of U.S. Equity Flex II Portfolio (formerly “Large Cap Value Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(f) Prospectus and Statement of Additional Information of U.S. Equity Flex III Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Annual Report of U.S. Equity Flex III Portfolio (formerly “Mid Cap Core Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(h) Prospectus and Statement of Additional Information of U.S. Equity Flex IV Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Annual Report of U.S. Equity Flex IV Portfolio (formerly “Blue Chip Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

Item 17.         Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of each Acquisition within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 27th day of May, 2009.

CREDIT SUISSE TRUST
By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ George R. Hornig	Chief Executive Officer	May 27, 2009
George R. Hornig

/s/ Michael A. Pignataro	Chief Financial Officer	May 27, 2009
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	May 27, 2009
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	May 27, 2009
Jeffrey E. Garten

/s/ Peter F. Krogh*	Trustee	May 27, 2009
Peter F. Krogh

/s/ Enrique R. Arzac*	Trustee	May 27, 2009
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

11	Opinion and Consent of Sullivan & Worcester LLP.

12	Form of Opinion of Willkie Farr & Gallagher LLP.

14	Consent of PricewaterhouseCoopers LLP.

17(a)	Form of Proxy Card.